Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Disclosure of Accounts Receivable, Net

	December 31, 2022		December 31, 2021
Trade accounts receivable	Ps.	39,331	Ps.	30,564
The Coca-Cola Company (see Note 15)		776		820
Loans to employees		131		118
Heineken Group (see Note 15)		1,172		1,191
Others		6,355		3,156
Allowance for expected credit losses		(2,238)		(1,951)
	Ps.	45,527	Ps.	33,898

Disclosure of Aging of Accounts Receivable (Days Current or Outstanding)
Aging of accounts receivable (days current or outstanding)

	December 31, 2022		December 31, 2021
Current	Ps.	36,978	Ps.	28,523
0‑30 days		7,517		4,108
31‑60 days		1,037		622
61‑90 days		463		373
91‑120 days		291		748
120+ days		1,479		1,475
Total	Ps.	47,765	Ps.	35,849

Disclosure of Changes in Allowance for Expected Credit Losses
7.2 Changes in the allowance for expected credit losses

	2022		2021		2020
Balance at the beginning of the period	Ps.	1,951	Ps.	2,462	Ps.	2,189
Allowance for the period		1,060		496		591
Additions (write-offs) of uncollectible accounts		(945)		(821)		(613)
Addition from business combinations		166		—		273
Effects of changes in foreign exchange rates		6		(186)		22
Balance at the end of the period	Ps.	2,238	Ps.	1,951	Ps.	2,462